Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	137,614
Proposed Maximum Offering Price per Unit	0.82
Maximum Aggregate Offering Price	$ 112,843.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.58
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of common stock, no par value per share (the "Common Stock"), of Fathom Holdings Inc. (the "Registrant") as may be issued to prevent dilution of the shares of Common Stock covered hereby resulting from stock splits, stock dividends or similar transactions. b. Represents 137,614 shares of Common Stock issuable upon vesting of Performance Rights granted to Laura Muller, President of Fathom Realty, LLC, on February 9, 2026. Such Performance Rights were granted outside of the Company's Amended and Restated 2019 Omnibus Stock Incentive Plan. c. Calculated solely for the purpose of this offering pursuant to Rule 457(c) and 457(h)(1) of the Securities Act on the basis of the average of the high and low prices of the Registrant's Common Stock on the Nasdaq Capital Market on March 25, 2026.